Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Demonstration plant
Plant operating expense	$ 1,427	$ 1,137	$ 2,733	$ 1,992
Personnel
Demonstration plant
Plant operating expense	1,032	842	2,016	1,488
Reagents
Demonstration plant
Plant operating expense	2	18	21	40
Repairs and maintenance
Demonstration plant
Plant operating expense	65	25	118	56
Supplies
Demonstration plant
Plant operating expense	265	204	441	302
Testwork
Demonstration plant
Plant operating expense	4	6	4	9
Office trailer rental
Demonstration plant
Plant operating expense	13	16	28	23
Other
Demonstration plant
Plant operating expense	$ 46	$ 26	$ 105	$ 74